Fair Value Measurements: (Details 1) (USD $)	Mar. 31, 2015	Dec. 31, 2014
Fair Value Measurements Details [Abstract]
Marketable securities fair value level one	$ 203,484	$ 175,541
Marketable securities fair value total	203,484	175,541
Convertible notes and interest notes fair value level two	44,339,487	37,408,241
Convertible notes and interest notes fair value total	$ 44,339,487	$ 37,408,241